Taxes (Details 4) (Foreign income tax, USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 29, 2012	Jan. 03, 2015
Income tax holiday
Current foreign income taxes reduced by tax holiday	$ 1.2
2008 through 2012
Income tax holiday
Tax holiday granted (as a percent)		60.00%